Earnings per Ordinary Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per $0.25 Ordinary Share
Schedule of Earnings per Ordinary Share

	2025	2024	2023
Profit for the year attributable to equity holders ($m)	10,225	7,035	5,955
Basic earnings per Ordinary Share	$6.60	$4.54	$3.84
Diluted earnings per Ordinary Share	$6.54	$4.50	$3.81
Weighted average number of Ordinary Shares in issue for basic earnings (millions)	1,550	1,550	1,549
Dilutive impact of share incentive awards outstanding (millions)	12	13	13
Diluted weighted average number of Ordinary Shares in issue (millions)	1,562	1,563	1,562